Contract Liabilities - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥)
Disclosure of contract liabilities [line items]
Contract liabilities	$ 50,894	¥ 340,489	¥ 233,329		¥ 213,286
Current	42,867	286,786	198,570	[1]	185,914	[1]
Non-current	8,027	53,703	34,759	[1]	¥ 27,372	[1]
Unfulfilled maintenance services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	28,658	191,728	115,864
Advance from customer [member]
Disclosure of contract liabilities [line items]
Contract liabilities	$ 22,236	¥ 148,761	¥ 117,465

[1]	Restated